Finance Income and Costs - Details of Interest Income Included in Finance Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Interest income on cash equivalents and short-term financial instruments	₩ 29,854	₩ 33,808	₩ 28,130
Interest income on loans and others	33,547	36,128	47,915
Interest income	₩ 63,401	₩ 69,936	₩ 76,045